FINANCIAL INCOME AND EXPENSES	6 Months Ended
Jun. 30, 2025
Disclosure Of Financial Income And Expenses [Abstract]
FINANCIAL INCOME AND EXPENSES
4.	FINANCIAL INCOME AND EXPENSES

	Six month period ended
	June 30, 2025 US$‘000	June 30, 2024 US$‘000
Financial income:
Fair value adjustments of derivative financial instruments (Note 10)	-	55

	-	55

Financial expense:
Interest on leases	(319)	(297)
Cash interest on convertible & exchangeable notes	(154)	(154)
Cash interest on senior secured term loan (Note 10)	-	(4,545)
Payment-in-kind interest on senior secured term loan (Note 10)	(5,320)	-
Accretion interest on convertible & exchangeable notes (Note 10)	(456)	(422)
Accretion on senior secured term loan (Note 10)	(1,373)	(1,068)
Accretion interest on contingent liability	(29)	(24)
Fair value adjustments of derivative financial instruments (Note 10)	445	(980)
Capitalization of borrowing costs	1,405	824
EIR catch up adjustment	1,142	3,566
Reversal of cash interest payable on PPP loans	228	-

	(4,431)	(3,100)
Net Financing Expense	(4,431)	(3,045)